Commitments and Contingencies - Additional Information (Details) ft² in Thousands, $ in Millions	1 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2022 ft²
Capital commitments [abstract]
Former employee damages demand | $	$ 3.0
Area of manufacturing facility expected to be leased (in square feet) | ft²		106